RELATED PARTY TRANSACTIONS - Schedule of Net Outstanding Balances with Related Parties (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Lingyi Kong [Member]
RELATED PARTY TRANSACTIONS - Schedule of Net Outstanding Balances with Related Parties (Details) [Line Items]
Due to related party	$ 1,884,124	$ 3,176,325
Shengling Xiang [Member]
RELATED PARTY TRANSACTIONS - Schedule of Net Outstanding Balances with Related Parties (Details) [Line Items]
Due to related party	179,630	333,840
Related Party [Member]
RELATED PARTY TRANSACTIONS - Schedule of Net Outstanding Balances with Related Parties (Details) [Line Items]
Due to related party	$ 2,063,754	$ 3,510,165